MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Schedule of marketable securities
The following table sets forth the Company’s marketable securities:

	December 31
	2016	2015
Israeli mutual funds	$957	$1,977
Certificates of deposit	33,350	35,627
Municipal and agency bonds	26,890	19,143
Total	$61,197	$56,747

Schedule of the fair value, cost and gross unrealized holding gains of the securities owned
At December 31, 2016 and 2015, the fair value, cost and gross unrealized holding gains of the securities owned by the Company were as follows:

	December 31, 2016
	Fair value	Cost or Amortized cost	Gross unrealized holding loss	Gross unrealized holding gains
Israeli mutual funds	$957	$952	$-	$5
Certificates of deposit	33,350	33,408	68	10
Agency bonds	26,890	26,901	13	2
Total	$61,197	$61,261	$81	$17

	December 31, 2015
	Fair value	Cost or Amortized cost	Gross unrealized holding loss	Gross unrealized holding gains
Israeli mutual funds	$1,977	$1,978	$3	$2
Certificates of deposit	35,627	35,703	79	3
Municipal and agency bonds	19,143	19,191	49	1
Total	$56,747	$56,872	$131	$6

Schedule of maturity dates of debt securities
As of December 31, 2016, and December 31, 2015, the Company’s debt securities had the following maturity dates:

	Market value
	December 31
	2016	2015
Due within one year	$42,708	$22,485
1 to 2 years	14,513	27,046
2 to 3 years	3,019	5,239
Total	$60,240	$54,770